Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,320,991)	$ (5,016,225)	$ (9,441,535)	$ (9,253,323)
Adjustments to reconcile net loss to net cash used by operating activities
Stock based compensation	414,687	245,015	722,934	1,203,663
Depreciation expense	3,451	3,049	6,270	1,325
Change in assets and liabilities
Increase (decrease) in prepaid expenses	1,391,974	22,018	(1,392,778)	(10,014)
Increase (decrease) in subscription receivable	2,761	0	(2,761)	0
Increase decrease in due to related parties	(37,714)	0
Increase (decrease) in accounts payable	249,636	73,683	(328,878)	659,146
(Decrease) increase in accrued expenses	36,935	35,529	(168,910)	273,406
Total adjustments	2,061,730	379,294	(875,065)	2,100,747
Net Cash Used in Operating Activities	(2,259,261)	(4,636,931)	(10,316,600)	(7,152,576)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,947)	(11,827)	(11,827)	(54,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock, net of transaction costs			13,532,546
Proceeds from note payable	0	28,904	28,904	0
Repayments on note payable	(10,511)	(2,628)	(18,394)	0
Proceeds from exercise of common stock warrants	274	2,363	5,651	6,132
Net Cash (Used in) Provided by Financing Activities	(10,237)	28,639	13,548,707	6,132
NET DECREASE IN CASH	(2,272,445)	(4,620,119)	3,220,280	(7,201,387)
CASH AT BEGINNING OF PERIOD	11,230,637	8,010,357	8,010,357	15,211,744
CASH AT END OF PERIOD	$ 8,958,192	$ 3,390,238	$ 11,230,637	$ 8,010,357
DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Conversion of convertible redeemable preferred stock to common stock	193,650	3,787,537	18,524,163	1,419,410
Accounts Payable [Member]
Change in assets and liabilities
Increase decrease in due to related parties			$ (200,000)	$ 0
Accrued Liabilities [Member]
Change in assets and liabilities
Increase decrease in due to related parties			389,058	(51,779)
Common Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ 0		0	0
Adjustments to reconcile net loss to net cash used by operating activities
Consulting services paid by issuance			0	25,000
Series B Units [Member]
Adjustments to reconcile net loss to net cash used by operating activities
Consulting services paid by issuance			$ 100,000